Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Operating lease agreements with commitments through 2013	$ 605,000
Rent expense	$ 809,332	$ 691,823